Interest and Amortization of Debt Discount Expense	12 Months Ended
Dec. 31, 2011
Interest and Amortization of Debt Discount Expense

Note 13 — Interest and Amortization of Debt Discount Expense

	For the year ended December 31,		Cumulative from inception to December 31, 2011
	2011	2010
	U.S.$ thousands	U.S.$ thousands	U.S.$ thousands
Interest and discount amortization expense from venture loan	(245)	(604)	(1,614)
Interest expense from Bridge Notes	—	(161)	(170)
Lead Investor warrants recorded at fair value	—	(1,342)	(1,342)
Amortization of discount of Bridge Notes	—	(1,070)	(1,070)
Beneficial conversion feature in connection with Bridge Notes	—	(1,127)	(1,127)
Interest expense from Series B convertible loan	—	—	(54)
Interest expense from Convertible Notes	(11)	—	(11)
Amortization of discount of Convertible Notes (beneficial conversion feature)	(1,269)	—	(1,269)
	(1,525)	(4,304)	(6,657)